Net Defined Benefit Liabilities - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	1.93%	1.97%	2.32%
Future salary increase	4.88%	4.92%	5.08%